Accounts payable from acquisition of subsidiaries (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Installments payable for the acquisition of businesses	R$ 575,376
Adjustment to present value	(12,340)	R$ (10,078)
Accounts payable from acquisition of subsidiaries	83,069	112,487	R$ 130,767
Current liabilities	43,432	57,099
Non-current liabilities	39,637	55,388
Installments not subject to restatement
Disclosure of detailed information about financial instruments [line items]
Installments payable for the acquisition of businesses	57,246	46,542
Napse installments subject to restatement based on exchange-rate change and LIBOR.
Disclosure of detailed information about financial instruments [line items]
Installments payable for the acquisition of businesses	16,960	41,951
Installments subject to restatement based on the change in the CDI rate
Disclosure of detailed information about financial instruments [line items]
Installments payable for the acquisition of businesses	284	3,608
Installments subject to restatement based on the change of IPCA
Disclosure of detailed information about financial instruments [line items]
Installments payable for the acquisition of businesses	12,666	22,774
Installments subject to restatement based on the change of IGPM
Disclosure of detailed information about financial instruments [line items]
Installments payable for the acquisition of businesses	R$ 8,253	R$ 7,690